Land Use Rights (Details 1)	Jun. 30, 2017 USD ($)
Twelve months ending June 30,
2018	$ 48,406
2019	48,406
2020	48,406
2021	48,406
2022	48,406
Thereafter	1,790,517
Total	$ 2,032,547